Property, plant and equipment - Depreciation methods and useful lives (Details)	12 Months Ended
Jun. 30, 2021
Freehold property acquired before 1 August 1999
Property, plant and equipment
Depreciation rate on reducing balance basis (as a percent)	1.33%
Freehold property acquired after 1 August 1999
Property, plant and equipment
Estimated useful lives of property, plant and equipment (in years)	75 years
Computer equipment and software (included within Plant and machinery)
Property, plant and equipment
Estimated useful lives of property, plant and equipment (in years)	3 years
Fixtures and fittings
Property, plant and equipment
Estimated useful lives of property, plant and equipment (in years)	7 years
Minimum | Plant and machinery
Property, plant and equipment
Estimated useful lives of property, plant and equipment (in years)	4 years
Maximum | Plant and machinery
Property, plant and equipment
Estimated useful lives of property, plant and equipment (in years)	5 years